Segment information and disaggregated revenue disclosures - Narrative (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Revenue from rendering of information technology services	$ 100	$ 669
Transaction price allocated to remaining performance obligations	$ 1,784
International
Disclosure of geographical areas [line items]
Percentage of total revenues	99.70%